ASPIRIANT RISK-MANAGED REAL ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

MARKETABLE SECURITIES (30.77%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (12.61%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	$4,156,118	$3,943,559
Invesco Water Resources ETF	Exchange-traded fund	15,197	999,879	986,437
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,618,103	8,921,964
Vanguard Real Estate ETF[c]	Exchange-traded fund	107,237	8,543,227	8,982,171
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	108,050
TOTAL EXCHANGE-TRADED FUNDS			21,425,647	22,942,181

MUTUAL FUNDS (18.16%)
Fidelity International Real Estate Fund	Mutual Fund	1,104,794	10,606,021	10,583,925
GMO Resources Fund - Class VI	Mutual Fund	120,823	2,814,566	2,538,491
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	Mutual Fund	563,674	8,364,980	8,443,841
Principal Real Estate Securities Fund - Class I	Mutual Fund	425,108	11,339,917	11,494,919
TOTAL MUTUAL FUNDS			33,125,484	33,061,176
TOTAL MARKETABLE SECURITIES			54,551,131	56,003,357

PORTFOLIO FUNDS [b] (69.61%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (11.29%)
Green Courte Real Estate Partners III, LLC [a,c]	Private Real Estate		$1,704,293	$6,216,894	12/6/2011
Prime Property Fund, LLC	Private Real Estate	734	11,918,560	14,337,829	9/28/2017
TOTAL MEMBERSHIP INTERESTS			13,622,853	20,554,723

NON-TRADED REAL ESTATE INVESTMENT TRUST (2.92%)
Blackstone Real Estate Income Trust, Inc. - Class I	Private Real Estate	377,547	4,588,991	5,322,885	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,588,991	5,322,885

PARTNERSHIP INTERESTS (55.40%)
Bayview MSR Opportunity Offshore, L.P.[a]	Private Credit		6,572,903	6,754,791	2/29/2024
Beacon Capital Strategic Partners VI, L.P.[a,c]	Private Real Estate		419,151	15,879	2/15/2011
Carmel Partners Investment Fund III, L.P.[a,c]	Private Real Estate		-	370,998	6/29/2010
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,784,456	4,617,197	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,604,024	12,002,060	12,144,001	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	2,164,286	4/29/2013
Cross Lake Real Estate Fund III L.P.[a,c]	Private Real Estate		2,732,743	3,596,480	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		6,000,000	6,637,771	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		4,264,704	4,987,632	10/28/2021
GCP SecureSpace Property Partners LPa	Private Real Estate		5,178,458	5,147,567	12/7/2022
GEM Realty Securities Flagship, L.P.[a,d]	Long/Short		5,132,747	13,115,058	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		8,232,503	10,215,083	7/24/2020
Hampshire Partners Fund VIII, L.P.[a,c]	Private Real Estate		-	36,429	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	3,070	2,941,478	3,822,343	7/5/2018
HighBrook Property Fund IV (TEF), L.P.[a]	Private Real Estate		7,964,271	8,423,564	9/30/2023
Metropolitan Real Estate Partners International III-T, L.P.[a,c]	Private Real Estate		418,596	166,298	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c,d]	Private Real Estate		2,278,778	45,623	6/17/2011
Paladin Realty Latin America Investors III, Liquidating Trust[a,c]	Private Real Estate		1,866,188	(312,905)	9/30/2009
Paulson Real Estate Fund II, L.P.[a,c]	Private Real Estate		-	5,081,156	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		-	4,526	12/29/2014
Rush Island, LPa	Long/Short		3,000,000	3,322,535	7/1/2022
Sculptor Real Estate Fund IV L.P.[a,c]	Private Real Estate		7,138,611	7,315,832	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		3,624,992	3,164,366	12/13/2021
TOTAL PARTNERSHIP INTERESTS			81,552,639	100,836,510
TOTAL PORTFOLIO FUNDS			99,764,483	126,714,118

SHORT-TERM INVESTMENT (2.03%)	Type of Investment	Principal Amount
UMB Bank, Money Market Special, 1.00%[e]	Bank Deposit	$2,230,000	2,230,000	2,230,000
UMB Bank, Money Market Special II, 5.18%[c,e]	Bank Deposit	1,468,382	1,468,382	1,468,382
TOTAL SHORT-TERM INVESTMENT			3,698,382	3,698,382

TOTAL INVESTMENTS (102.41%)			$158,013,996	$186,415,857
Liabilities in excess of other assets (-2.41%)				(4,383,183)

TOTAL NET ASSETS (100.00%)				$182,032,674

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[c]	All or a portion of this investment is made through the wholly owned subsidiary Aspiriant RMRA (Subholding) Inc.
[d]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[e]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America.